Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commissions and fees
Lending business	SFr 1,578	SFr 1,752	SFr 1,814
Investment and portfolio management	3,436	3,734	3,944
Other securities business	65	94	106
Fiduciary business	3,501	3,828	4,050
Underwriting	1,644	1,878	1,647
Brokerage	3,648	3,696	3,933
Underwriting and brokerage	5,292	5,574	5,580
Other services	1,673	1,897	1,782
Commissions and fees	12,044	13,051	13,226
Bank
Commissions and fees
Lending business	1,532	1,711	1,774
Investment and portfolio management	3,319	3,630	3,854
Other securities business	66	94	101
Fiduciary business	3,385	3,724	3,955
Underwriting	1,659	1,911	1,681
Brokerage	3,616	3,669	3,901
Underwriting and brokerage	5,275	5,580	5,582
Other services	1,654	1,872	1,746
Commissions and fees	SFr 11,846	SFr 12,887	SFr 13,057